Identification and business activity - Results of the discontinued operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating income
Sales of goods	$ 810,961,000	$ 801,199,000	$ 863,470,000
Cost of sales	(732,597,000)	(763,473,000)	(813,106,000)
Gross profit (loss)	(91,248,000)	(61,329,000)	(87,344,000)
Operating income (expenses), net
Administrative expenses	(69,183,000)	(67,728,000)	(67,585,000)
Reversal (provision) of contingencies	6,927,000	(2,935,000)	(2,687,000)
Depreciation and amortization	181,039,000	176,781,000	187,211,000
Total operating income (expenses), net	(70,127,000)	(100,348,000)	(153,302,000)
Operating loss	(21,121,000)	39,019,000	65,958,000
Other income (expense), net
Finance costs, note 15(b)	(119,254,000)	(54,136,000)	(60,629,000)
Net gain (loss) from currency exchange difference	(19,375,000)	(26,871,000)	18,686,000
Deferred income tax	26,312,000	15,592,000	44,046,000
Income tax from discontinued operations		41,414,000
Profit (loss) from discontinued operations	$ 6,848,000	$ (478,547,000)	$ 387,604,000
Basic profit (loss) per share, stated in U.S. dollars - Attributable to owners of the parent for discontinued operations	$ (0.03)	$ 1.88	$ (1.53)
Diluted profit (loss) per share, stated in U.S. dollars - Attributable to owners of the parent for discontinued operations	$ (0.03)	$ 1.88	$ (1.53)
Discontinued Operations Mining Activities
Operating income (expenses), net
Changes in provision for closure of mining units	$ (6,991,000)	$ (660,000)	$ (3,021,000)
Administrative expenses	(649,000)	(683,000)	(335,000)
Reversal (provision) of contingencies	(103,000)	(113,000)	(2,136,000)
Gain for sale of Yanacocha investment	0	300,000,000	0
Reversal of liability classified as held for sale of Yanacocha	0	265,590,000	0
Reversal of unrealized result of Yanacocha	0	356,000	0
Depreciation and amortization	0	(9,000)	(14,000)
Discontinued operation of Yanacocha	0	0	(422,394,000)
Changes in environmental liabilities provision	0	0	(1,014,000)
Others, net	1,121,000	288,000	(79,000)
Total operating income (expenses), net	(6,622,000)	564,769,000	(428,993,000)
Operating loss	(6,622,000)	564,769,000	(428,993,000)
Other income (expense), net
Finance costs, note 15(b)	(229,000)	(59,000)	(25,000)
Net gain (loss) from currency exchange difference	3,000	(2,000)	0
Profit (loss) before income tax	(6,848,000)	564,708,000	(429,018,000)
Current income tax	0	(44,747,000)	0
Deferred income tax	0	(41,414,000)	41,414,000
Income tax from discontinued operations	0	(86,161,000)	41,414,000
Profit (loss) from discontinued operations	$ (6,848,000)	$ 478,547,000	$ (387,604,000)